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                              [NATIONWIDE(R) LOGO]


                                 NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-3

                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2001

                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO



APO-1545-6/01

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                              [NATIONWIDE(R) LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
               ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                   [PHOTO]

                             PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Variable Account-3.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                              /s/ Joseph J. Gasper
                          Joseph J. Gasper, President
                                August 14, 2001

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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those avail-able in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTs, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                 JUNE 30, 2001
                                  (UNAUDITED)

Assets:

    Investments at fair value:

    The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (UIFRealEst)
        31,797 shares (cost $360,893) ...............................................       395,557

    Van Kampen Life Investment Trust - Asset Allocation Fund (VKAAlloc)
        1,818,370 shares (cost $21,131,711) .........................................    18,329,165

    Van Kampen Life Investment Trust - Domestic Income Fund (VKDomInc)
        392,682 shares (cost $3,198,389) ............................................     3,011,872

    Van Kampen Life Investment Trust - Emerging Growth Fund (VKEmGr)
        146,908 shares (cost $6,964,621) ............................................     4,767,160

    Van Kampen Life Investment Trust - Enterprise Fund (VKEnt)
        1,258,141 shares (cost $25,708,978) .........................................    19,702,485

    Van Kampen Life Investment Trust - Global Equity Fund (VKGlobEq)
        49,261 shares (cost $709,729) ...............................................       500,987

    Van Kampen Life Investment Trust - Government Fund (VKGov)
        292,558 shares (cost $2,697,415) ............................................     2,627,169

    Van Kampen Life Investment Trust - Money Market Fund (VKMMkt)
        3,471,171 shares (cost $3,471,171) ..........................................     3,471,171
                                                                                        -----------
           Total investments ........................................................    52,805,566

  Accounts receivable ...............................................................           400
                                                                                        -----------
           Total assets .............................................................    52,805,966

Accounts Payable ....................................................................          --
                                                                                        -----------
Contract Owners' Equity (note 4) ....................................................   $52,805,966
                                                                                        ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                                        UIF
                                                                   US Real Estate       Asset          Domestic        Emerging
                                                        Total         Portfolio    Allocation Fund   Income Fund     Growth Fund
                                                    ------------    ------------   ---------------   -----------     -----------
Investment Activity:
  Reinvested dividends............................  $  1,233,903            --           741,138         211,290           5,021
  Mortality and expense risk charges (note 2).....      (369,415)         (2,189)       (124,743)        (20,135)        (36,409)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income.........................       864,488          (2,189)        616,395         191,155         (31,388)
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold..........    12,146,495          70,441       2,198,751         466,990       2,281,866
  Cost of mutual fund shares sold.................   (12,363,283)        (67,989)     (2,340,909)       (508,851)     (2,049,171)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments...........      (216,788)          2,452        (142,158)        (41,861)        232,695
  Change in unrealized gain (loss)
    on investments................................    (8,632,784)         29,766        (955,103)        (13,543)     (1,742,937)
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments................    (8,849,572)         32,218      (1,097,261)        (55,404)     (1,510,242)
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains........................     1,688,695            --           138,115            --              --
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........  $ (6,296,389)         30,029        (342,751)        135,751      (1,541,630)
                                                    ============    ============    ============    ============    ============

                                                      Enterprise     Global Equity    Government
                                                        Fund            Fund             Fund
                                                    ------------    ------------    ------------
Investment Activity:
  Reinvested dividends............................        42,380            --           177,773
  Mortality and expense risk charges (note 2).....      (147,524)         (3,920)        (18,418)
                                                    ------------    ------------    ------------
    Net investment income.........................      (105,144)         (3,920)        159,355
                                                    ------------    ------------    ------------

  Proceeds from mutual funds shares sold..........     4,361,639         161,954         819,449
  Cost of mutual fund shares sold.................    (4,564,492)       (248,139)       (798,326)
                                                    ------------    ------------    ------------
    Realized gain (loss) on investments...........      (202,853)        (86,185)         21,123
  Change in unrealized gain (loss)
    on investments................................    (5,824,948)         12,637        (138,656)
                                                    ------------    ------------    ------------
    Net gain (loss) on investments................    (6,027,801)        (73,548)       (117,533)
                                                    ------------    ------------    ------------
  Reinvested capital gains........................     1,538,970          11,610            --
                                                    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........    (4,593,975)        (65,858)         41,822
                                                     ============    ============    ============

                                                   Money Market
                                                       Fund
                                                    -----------
Investment Activity:
  Reinvested dividends............................  $    56,301
  Mortality and expense risk charges (note 2).....      (16,077)
                                                    -----------
    Net investment income.........................       40,224
                                                    -----------

  Proceeds from mutual funds shares sold..........    1,785,405
  Cost of mutual fund shares sold.................   (1,785,406)
                                                    -----------
    Realized gain (loss) on investments...........           (1)
  Change in unrealized gain (loss)
    on investments................................         --
                                                    -----------
    Net gain (loss) on investments................           (1)
                                                    -----------
  Reinvested capital gains                                 --
                                                    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........  $    40,223
                                                    ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                                      Total               UIF US Real Estate Portfolio
                                          ----------------------------    ----------------------------

                                               2001           2000            2001           2000
                                          ------------    ------------    ------------    ------------
Investment Activity:
  Net investment income ...............   $    864,488       1,041,009          (2,189)         11,491
  Realized gain (loss) on investments .       (216,788)      4,137,714           2,452         (18,659)
  Change in unrealized gain (loss)
    on investments ....................     (8,632,784)     (7,596,593)         29,766          44,901
  Reinvested capital gains ............      1,688,695       5,704,420            --              --
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (6,296,389)      3,286,550          30,029          37,733
                                          ------------    ------------    ------------    ------------

Equity Transactions:
  Purchase payments received from
    contract owners ...................        460,089         699,640             689          27,922
  Transfers between funds .............           --              --           116,715         (17,035)
  Redemptions .........................     (5,774,028)     (9,748,264)        (55,934)        (21,853)
  Annuity benefits ....................        (12,296)        (13,581)           --              --
  Annual contract maintenance charges
    (note 2) ..........................        (22,923)        (27,867)           (153)           (105)
  Contingent deferred sales charges
    (note 2) ..........................         (9,990)         (6,240)            (69)            (12)
  Adjustments to maintain reserves ....           (348)          2,913            (100)             (3)
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........     (5,359,496)     (9,093,399)         61,148         (11,086)
                                          ------------    ------------    ------------    ------------

Net change in contract owners' equity..   (11,655,885)     (5,806,849)         91,177          26,647
Contract owners' equity beginning
  of period ...........................     64,461,851      85,878,986         304,387         305,126
                                          ------------    ------------    ------------    ------------
Contract owners' equity end of period..   $ 52,805,966      80,072,137         395,564         331,773
                                          ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .....................      1,811,627       2,362,391          16,164          20,488
                                          ------------    ------------    ------------    ------------
  Units purchased .....................        329,356          51,373           7,053             486
  Units redeemed ......................       (433,045)       (435,195)         (3,648)         (1,352)
                                          ------------    ------------    ------------    ------------
  Ending units ........................      1,707,938       1,978,569          19,569          19,622
                                          ============    ============    ============    ============

                                             Asset Allocation Fund            Domestic Income Fund
                                          ----------------------------    ----------------------------
                                              2001            2000            2001            2000
                                          ------------    ------------    ------------    ------------
Investment Activity:
  Net investment income ...............        616,395         779,531         191,155         265,568
  Realized gain (loss) on investments .       (142,158)       (166,142)        (41,861)        (85,059)
  Change in unrealized gain (loss)
    on investments ....................       (955,103)     (2,459,959)        (13,543)       (190,417)
  Reinvested capital gains ............        138,115       1,945,317            --              --
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (342,751)         98,747         135,751          (9,908)
                                          ------------    ------------    ------------    ------------

Equity Transactions:
  Purchase payments received from
    contract owners ...................         74,674          79,774          12,440           9,086
  Transfers between funds .............         51,227         417,062         (83,387)         13,347
  Redemptions .........................     (2,012,360)     (2,785,657)       (214,495)       (617,757)
  Annuity benefits ....................         (4,542)         (4,812)         (1,264)         (1,218)
  Annual contract maintenance charges
    (note 2) ..........................         (9,093)        (10,520)         (1,429)         (1,730)
  Contingent deferred sales charges
    (note 2) ..........................         (4,847)         (2,444)           (199)           (992)
  Adjustments to maintain reserves ....           (111)            637              (5)             57
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........     (1,905,052)     (2,305,960)       (288,339)       (599,207)
                                          ------------    ------------    ------------    ------------

Net change in contract owners' equity..     (2,247,803)     (2,207,213)       (152,588)       (609,115)
Contract owners' equity beginning
  of period ...........................     20,576,917      25,468,496       3,164,451       3,953,218
                                          ------------    ------------    ------------    ------------
Contract owners' equity end of period..     18,329,114      23,261,283       3,011,863       3,344,103
                                          ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .....................        616,417         748,626         160,115         209,580
                                          ------------    ------------    ------------    ------------
  Units purchased .....................          8,445           1,889           8,110             463
  Units redeemed ......................        (65,921)        (69,750)        (22,183)        (32,425)
                                          ------------    ------------    ------------    ------------
  Ending units ........................        558,941         680,765         146,042         177,618
                                          ============    ============    ============    ============

                                       8

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                              Emerging Growth Fund            Enterprise Fund
                                          --------------------------    --------------------------
                                              2001           2000           2001           2000
                                          -----------    -----------    -----------    -----------
Investment Activity:
  Net investment income ...............   $   (31,388)       (63,212)      (105,144)      (180,895)
  Realized gain (loss) on investments .       232,695      2,382,781       (202,853)     1,807,357
  Change in unrealized gain (loss)
    on investments ....................    (1,742,937)    (1,418,742)    (5,824,948)    (3,243,411)
  Reinvested capital gains ............          --           28,081      1,538,970      3,730,163
                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,541,630)       928,908     (4,593,975)     2,113,214
                                          -----------    -----------    -----------    -----------

Equity Transactions:
  Purchase payments received from
    contract owners ...................        62,125        140,252        175,776        309,029
  Transfers between funds .............      (858,253)     1,311,432       (920,686)       615,881
  Redemptions .........................      (315,799)      (658,807)    (2,539,445)    (3,773,212)
  Annuity benefits ....................          --             --           (2,374)        (3,622)
  Annual contract maintenance charges
    (note 2) ..........................        (1,968)        (2,361)        (7,966)       (10,285)
  Contingent deferred sales charges
    (note 2) ..........................        (1,624)          (636)        (3,025)        (1,814)
  Adjustments to maintain reserves ....          (179)           265           (651)         1,350
                                          -----------    -----------    -----------    -----------
      Net equity transactions .........    (1,115,698)       790,145     (3,298,371)    (2,862,673)
                                          -----------    -----------    -----------    -----------

Net change in contract owners' equity..    (2,657,328)     1,719,053     (7,892,346)      (749,459)
Contract owners' equity beginning
  of period ...........................     7,424,431      7,894,047     27,594,640     38,544,208
                                          -----------    -----------    -----------    -----------
Contract owners' equity end of period..   $ 4,767,103      9,613,100     19,702,294     37,794,749
                                          ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................       191,986        181,026        521,378        613,629
                                          -----------    -----------    -----------    -----------
  Units purchased .....................        36,751         18,995         22,524          7,770
  Units redeemed ......................       (70,448)        (1,337)       (96,231)       (52,038)
                                          -----------    -----------    -----------    -----------
  Ending units ........................       158,289        198,684        447,671        569,361
                                          ===========    ===========    ===========    ===========

                                               Global Equity Fund             Government Fund
                                          --------------------------    --------------------------
                                              2001           2000           2001           2000
                                          -----------    -----------    -----------    -----------
Investment Activity:
  Net investment income ...............        (3,920)        (7,645)       159,355        168,995
  Realized gain (loss) on investments .       (86,185)       213,160         21,123          4,276
  Change in unrealized gain (loss)
    on investments ....................        12,637       (260,534)      (138,656)       (68,431)
  Reinvested capital gains ............        11,610            859           --             --
                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (65,858)       (54,160)        41,822        104,840
                                          -----------    -----------    -----------    -----------

Equity Transactions:
  Purchase payments received from
    contract owners ...................         3,443         64,300          6,447          8,951
  Transfers between funds .............        (9,405)       115,232         77,873       (146,582)
  Redemptions .........................      (107,183)      (159,611)      (239,110)      (482,570)
  Annuity benefits ....................          --             --           (2,564)        (2,395)
  Annual contract maintenance charges
    (note 2) ..........................          (299)          (412)        (1,115)        (1,406)
  Contingent deferred sales charges
    (note 2) ..........................           (26)           (19)          --             (292)
  Adjustments to maintain reserves ....            32            300            (33)            68
                                          -----------    -----------    -----------    -----------
      Net equity transactions .........      (113,438)        19,790       (158,502)      (624,226)
                                          -----------    -----------    -----------    -----------

Net change in contract owners' equity..      (179,296)       (34,370)      (116,680)      (519,386)
Contract owners' equity beginning
  of period ...........................       680,294        922,581      2,743,837      3,374,279
                                          -----------    -----------    -----------    -----------
Contract owners' equity end of period..       500,998        888,211      2,627,157      2,854,893
                                          ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................        38,914         44,387        148,347        202,594
                                          -----------    -----------    -----------    -----------
  Units purchased .....................         2,763            907         35,175         10,721
  Units redeemed ......................        (9,756)           (16)       (43,637)       (48,053)
                                          -----------    -----------    -----------    -----------
  Ending units ........................        31,921         45,278        139,885        165,262
                                          ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                               Money Market Fund
                                          --------------------------
                                              2001          2000
                                          -----------    -----------
Investment Activity:
  Net investment income ...............   $    40,224         67,176
  Realized gain (loss) on investments .            (1)          --
  Change in unrealized gain (loss)
    on investments ....................          --             --
  Reinvested capital gains ............          --             --
                                          -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        40,223         67,176
                                          -----------    -----------

Equity Transactions:
  Purchase payments received from
    contract owners ...................       124,495         60,326
  Transfers between funds .............     1,625,916     (2,309,337)
  Redemptions .........................      (289,702)    (1,248,797)
  Annuity benefits ....................        (1,552)        (1,534)
  Annual contract maintenance charges
    (note 2) ..........................          (900)        (1,048)
  Contingent deferred sales charges
    (note 2) ..........................          (200)           (31)
  Adjustments to maintain reserves ....           699            239
                                          -----------    -----------
      Net equity transactions .........     1,458,756     (3,500,182)
                                          -----------    -----------

Net change in contract owners' equity..     1,498,979     (3,433,006)
Contract owners' equity beginning
  of period ...........................     1,972,894      5,417,031
                                          -----------    -----------
Contract owners' equity end of period..   $ 3,471,873      1,984,025
                                          ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................       118,306        342,061
                                          -----------    -----------
  Units purchased .....................       208,535         10,142
  Units redeemed ......................      (121,221)      (230,224)
                                          -----------    -----------
  Ending units ........................       205,620        121,979
                                          ===========    ===========


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-3
                         NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2001 AND 2000
                                  (UNAUDITED)

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or the payout phase may invest in the following:

            The Universal Institutional Funds Inc. - U.S. Real Estate Portfolio (UIFRealEst)

            Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);
                Van Kampen LIT - Asset Allocation Fund
                Van Kampen LIT - Domestic Income Fund
                Van Kampen LIT - Emerging Growth Fund
                Van Kampen LIT - Enterprise Fund
                Van Kampen LIT - Global Equity Fund
                Van Kampen LIT - Government Fund
                Van Kampen LIT - Money Market Fund

        At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-3

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Financial Highlights

The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended June 30, 2001.


                                                                        Unit          Contract                         Total
                                                         Units       Fair Value    Owners' Equity      Expenses*      Return**
                                                         -----       ----------    --------------      ---------       ------
Asset Charge: 1.30%
The Universal Institutional Funds, Inc.-
U.S.Real Estate Portfolio
  2001 ...........................................        19,569     20.213804      $   395,564          1.26%          7.38%
  2000 ...........................................        19,622     16.908684          331,782          1.31%         13.54%
  1999 ...........................................        24,190     16.833721          407,208          1.33%          7.80%
  1998 ...........................................        36,119     16.918595          611,083          1.27%         -5.49%
  1997 ...........................................        38,854     15.800344          613,907          1.28%          5.82%
Van Kampen Life Investment Trust -
Asset Allocation Fund
  2001 ...........................................       558,941     32.778823       18,321,422          1.32%         -1.75%
  2000 ...........................................       680,765     34.143472       23,243,681          1.18%          0.45%
  1999 ...........................................       841,597     33.145490       27,895,145          1.20%          1.00%
  1998 ...........................................     1,072,889     31.009702       33,269,968          1.29%          7.88%
  1997 ...........................................     1,303,244     25.654514       33,434,091          1.29%          7.31%
Van Kampen Life Investment Trust -
Domestic Income Fund
  2001 ...........................................       146,042     20.556688        3,002,142          1.32%          4.36%
  2000 ...........................................       177,618     18.764203        3,332,860          0.99%         -0.21%
  1999 ...........................................       301,180     18.739328        5,643,911          1.15%         -3.16%
  1998 ...........................................       379,252     19.100651        7,243,960          1.24%          3.60%
  1997 ...........................................       475,737     17.342417        8,250,430          1.12%          3.89%
Van Kampen Life Investment Trust -
Emerging Growth Fund
  2001 ...........................................       158,289     30.116542        4,767,103          1.35%        -22.12%
  2000 ...........................................       198,684     48.383859        9,613,099          1.42%         10.95%
  1999 ...........................................       215,919     26.196440        5,656,309          1.43%         21.18%
  1998 ...........................................       218,001     19.325961        4,213,079          1.35%         21.38%
  1997 ...........................................       208,448     14.467987        3,015,823          1.39%          8.01%
Van Kampen Life Investment Trust - Enterprise Fund
  2001 ...........................................       447,671     43.960025       19,679,625          1.34%        -16.85%
  2000 ...........................................       569,361     66.308014       37,753,197          1.27%          5.68%
  1999 ...........................................       701,258     53.531852       37,539,640          1.20%          5.98%
  1998 ...........................................       906,174     47.849582       43,360,047          1.29%         16.87%
  1997 ...........................................     1,049,414     37.007983       38,836,695          1.38%         16.56%
Van Kampen Life Investment Trust -
Global Equity Fund
  2001 ...........................................        31,921     15.694958          500,998          1.28%        -10.22%
  2000 ...........................................        45,278     19.617035          888,220          1.37%         -5.65%
  1999 ...........................................        49,290     17.959771          885,238          1.21%         10.89%
  1998 ...........................................        60,390     15.674011          946,554          1.09%         16.16%
  1997 ...........................................        79,293     13.765549        1,091,512          1.38%         16.65%
Van Kampen Life Investment Trust -
Government Fund
  2001 ...........................................       139,885     18.630482        2,606,126          1.32%          1.59%
  2000 ...........................................       165,262     17.129201        2,830,806          1.13%          3.63%
  1999 ...........................................       230,069     16.638550        3,828,014          1.27%         -3.98%
  1998 ...........................................       255,257     16.661505        4,252,966          1.25%          3.05%
  1997 ...........................................       335,922     15.290749        5,136,499          1.10%          2.32%

                                                                     (Continued)
                                       13

                         NATIONWIDE VARIABLE ACCOUNT-3
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        Unit          Contract                         Total
                                                           Units     Fair Value    Owners' Equity      Expenses*      Return**
                                                           -----     ----------    --------------      ---------      --------
Van Kampen Life Investment Trust -
Money Market Fund
  2001 ..............................................      205,620      16.799548      3,454,319           1.21%         1.71%
  2000 ..............................................      121,979      16.102897      1,964,215           1.09%         2.08%
  1999 ..............................................      298,032      15.503979      4,620,682           1.32%         1.50%
  1998 ..............................................      437,396      15.006946      6,563,978           1.15%         1.85%
  1997 ..............................................      531,531      14.460731      7,686,326           1.27%         1.77%
                                                           =======      =========
2001 Reserves for annuity contracts in payout phase:
  Tax qualified .....................................                                      1,585
  Non-tax qualified .................................                                     77,082
                                                                                    ------------
2001 Contract owners' equity ........................                               $ 52,805,966
                                                                                    ============


* This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY                                       --------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220              Bulk Rate
                                                                         U.S. Postage
                                                                            PAID
                                                                        Columbus, Ohio
                                                                        Permit No. 521
                                                                        --------------




Nationwide (R) is a registered federal service mark of Nationwide Mutual Insurance Company